Basic and Diluted Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Basic earnings (loss) per share calculation Numerator :
Net income/(loss)	¥ 2,000,282	$ 313,886	¥ (215,094)	¥ (1,034,510)
Basic and diluted net earnings/(loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	2,521,667,815	2,521,667,815	2,345,703,779	2,153,172,769
Diluted earnings (loss) per share calculation Numerator :
Net income/(loss)	¥ 2,000,282	$ 313,886	¥ (215,094)	¥ (1,034,510)
Diluted net earnings/(loss) per share calculation: Denominator
— Basic	2,521,667,815	2,521,667,815	2,345,703,779	2,153,172,769
Add: weighted-average RSUs	54,489,432	54,489,432
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,576,157,247	2,576,157,247	2,345,703,779	2,153,172,769
Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | (per share)	¥ 77.65	$ 12.18	¥ (9.17)	¥ (48.05)
Class A and Class B ordinary share [Member]
Basic and diluted net earnings/(loss) per share calculation: Denominator
Net earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | ¥ / shares	¥ 79.32		¥ (9.17)	¥ (48.05)
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,576,157,247	2,576,157,247	2,345,703,779	2,153,172,769
Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share) | ¥ / shares	¥ 77.65		¥ (9.17)	¥ (48.05)